Concentration of Risk (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Concentration of Risk [Line Items]
Revenue	RM 55,465,994	$ 13,167,002	RM 30,439,585
Cost of sales	49,602,598	$ 11,775,097	28,212,121
Customer Concentration [Member]
Concentration of Risk [Line Items]
Revenue	55,465,994		30,439,585
Vendor Concentration [Member]
Concentration of Risk [Line Items]
Cost of sales	RM 49,602,598		RM 28,212,121